Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net operating loss carryforwards
Net operating loss carryforwards	$ 149,188	$ 83,943	$ 45,550
Federal
Net operating loss carryforwards
Net operating loss carryforwards	73,491	41,554	23,958
California
Net operating loss carryforwards
Net operating loss carryforwards	68,906	40,278	21,592
Foreign
Net operating loss carryforwards
Net operating loss carryforwards	$ 6,791	$ 2,111